Taxes on Income - Schedule of Major Components of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Carryforward tax losses	$ 2,061	$ 2,281
Research and development expenses	2,304	2,511
Accrued expenses	692	481
Property plant and equipment and lease, net	791	689
Other		112
Total Deferred tax assets	5,848	6,074
Deferred tax liability:
Intangible assets and goodwill	(7,350)	(5,567)
Other	(147)	(19)
Deferred tax liability	(7,497)	(5,586)
Deferred tax assets, net	$ (1,651)	$ 488